SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal		$ 18,537	$ 18,265
Less: accumulated depreciation		(9,556)	(9,351)
Property, plant and equipment, net	$ 6,643	8,981	8,914
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		7,523	7,523
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,328	2,328
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		5,585	5,488
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 3,101	$ 2,926